Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 3,038,612
Reversal of impairment of property, plant and equipment	(5,810)
Ending Balance	2,749,463	$ 3,038,612
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,937,062	6,733,634
Additions	159,886	114,576
Disposals	(100,707)	(115,029)
Reclassification to assets held for sale		(135,398)
Asset decommissioning	(4,364)
Effect of foreign currency exchange differences	(320,898)	339,279
Ending Balance	6,670,979	6,937,062
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,898,450	3,559,810
Depreciation expense	320,736	373,572
Disposals	(59,962)	(102,886)
Reclassification to assets held for sale		(115,740)
Asset decommissioning	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)
Effect of foreign currency exchange differences	(228,380)	183,694
Ending Balance	3,921,516	3,898,450
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,745,172
Ending Balance	2,510,505	2,745,172
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,322,536	6,034,166
Additions	18,436	7,013
Disposals	(69,945)	(32,153)
Reclassifications	150,674	127,668
Reclassification to assets held for sale		(135,398)
Asset decommissioning	(4,364)
Effect of foreign currency exchange differences	(307,954)	321,240
Ending Balance	6,109,383	6,322,536
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,577,364	3,210,384
Depreciation expense	289,056	335,215
Disposals	(33,929)	(28,399)
Reclassification to assets held for sale		(115,740)
Asset decommissioning	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)
Effect of foreign currency exchange differences	(224,285)	175,904
Ending Balance	3,598,878	3,577,364
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	43,992
Ending Balance	34,437	43,992
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	130,463	148,011
Disposals	(19,982)	(18,227)
Effect of foreign currency exchange differences	(174)	679
Ending Balance	110,307	130,463
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	86,471	87,832
Depreciation expense	7,473	9,418
Disposals	(17,933)	(11,249)
Effect of foreign currency exchange differences	(141)	470
Ending Balance	75,870	86,471
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	52,195
Ending Balance	38,604	52,195
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	191,290	244,950
Additions	976	347
Disposals	(4,708)	(59,865)
Reclassifications	1,197	507
Effect of foreign currency exchange differences	(3,436)	5,351
Ending Balance	185,319	191,290
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	139,095	178,390
Depreciation expense	13,023	15,993
Disposals	(3,274)	(59,857)
Effect of foreign currency exchange differences	(2,129)	4,569
Ending Balance	146,715	139,095
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	12,702
Ending Balance	7,796	12,702
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	45,456	43,201
Additions	224
Disposals	(6,014)	(228)
Effect of foreign currency exchange differences	(1,160)	2,483
Ending Balance	38,506	45,456
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	32,754	26,921
Depreciation expense	3,521	4,820
Disposals	(4,768)	(220)
Effect of foreign currency exchange differences	(797)	1,233
Ending Balance	30,710	32,754
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	65,561
Ending Balance	56,834	65,561
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	128,327	127,385
Additions	415	569
Disposals	(58)	(3,663)
Effect of foreign currency exchange differences	(2,507)	4,036
Ending Balance	126,177	128,327
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	62,766	56,283
Depreciation expense	7,663	8,126
Disposals	(58)	(3,161)
Effect of foreign currency exchange differences	(1,028)	1,518
Ending Balance	69,343	62,766
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	84,561
Ending Balance	67,740	84,561
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	84,561	102,035
Additions	139,835	106,647
Reclassifications	(151,871)	(128,175)
Effect of foreign currency exchange differences	(4,785)	4,054
Ending Balance	67,740	84,561
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	34,429
Ending Balance	33,547	34,429
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	34,429	33,886
Disposals		(893)
Effect of foreign currency exchange differences	(882)	1,436
Ending Balance	$ 33,547	$ 34,429